LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of supplemental consolidated balance sheet information related to leases

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020
Operating leases:	RMB	RMB
Operating leases right-of-use assets	37,215	6,926
Current portion of lease liabilities	2,735	3,322
Non-current portion of lease liabilities	32,480	1,873
Total operating lease liabilities	35,215	5,195
Weighted average remaining lease term (in years)	1.2	1.7
Weighted average discount rate	4.75%	4.75%

Summary of cash flow information related to leases

Supplemental cash flow information related to leases for the years ended December 31, 2019 and 2020 is as follows:

	For the year ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	28,319	25,665
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	15,986	4,734

Summary of maturities of lease payments
13.	LEASES - continued

Maturities of lease payments by year and in the aggregate, under non-cancellable operating leases with terms in excess of one year as of December 31, 2020 are as follows:

RMB
2021	3,462
2022	1,281
2023 and thereafter	663
Total lease payment	5,406
Less imputed interest	(211)
Total	5,195